PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — 96.3%

Advertising — 0.1%
Omnicom Group, Inc.	4,012	$314,140
The Interpublic Group of Cos., Inc.	6,992	150,747

		464,887

Aerospace & Defense — 2.6%
Arconic, Inc.	7,378	191,828
General Dynamics Corp.	4,388	801,819
L3Harris Technologies, Inc.	4,086	852,503
Lockheed Martin Corp.	4,608	1,797,397
Northrop Grumman Corp.	2,951	1,106,005
Raytheon Co.	5,175	1,015,283
The Boeing Co.	9,947	3,784,535
TransDigm Group, Inc.	931	484,744
United Technologies Corp.	15,094	2,060,633

		12,094,747

Agriculture — 0.9%
Altria Group, Inc.	35,071	1,434,404
Archer-Daniels-Midland Co.	10,380	426,307
Philip Morris International, Inc.	29,080	2,208,044

		4,068,755

Airlines — 0.4%
Alaska Air Group, Inc.	2,219	144,035
American Airlines Group, Inc.	7,392	199,362
Delta Air Lines, Inc.	10,661	614,074
Southwest Airlines Co.	9,192	496,460
United Airlines Holdings, Inc.*	4,039	357,088

		1,811,019

Apparel — 0.7%
Capri Holdings Ltd.*	2,728	90,460
Hanesbrands, Inc.	6,506	99,672
NIKE, Inc., Class B	23,384	2,196,225
PVH Corp.	1,500	132,345
Ralph Lauren Corp.	1,060	101,198
Tapestry, Inc.	5,367	139,810
Under Armour, Inc., Class A*	3,386	67,517
Under Armour, Inc., Class C*	3,927	71,197
VF Corp.	6,126	545,153

		3,443,577

Auto Manufacturers — 0.4%
Ford Motor Co.	72,891	667,681
General Motors Co.	23,245	871,223
PACCAR, Inc.	6,507	455,555

		1,994,459

Auto Parts & Equipment — 0.1%
Aptiv PLC	4,778	417,693
BorgWarner, Inc.	3,814	139,897

		557,590

Banks — 6.2%
Bank of America Corp.	155,951	4,549,091
BB&T Corp.	14,426	769,916
Citigroup, Inc.	42,006	2,901,775
Citizens Financial Group, Inc.	8,457	299,124
Comerica, Inc.	2,778	183,320

	Number of Shares	Value†

Banks — (continued)
Fifth Third Bancorp	13,544	$370,835
First Republic Bank	3,000	290,100
Huntington Bancshares, Inc.	20,019	285,671
JPMorgan Chase & Co.	59,707	7,026,917
KeyCorp.	18,832	335,963
M&T Bank Corp.	2,552	403,139
Morgan Stanley	23,216	990,627
Northern Trust Corp.	4,079	380,652
Regions Financial Corp.	18,552	293,493
State Street Corp.	6,955	411,666
SunTrust Banks, Inc.	8,373	576,062
SVB Financial Group*	999	208,741
The Bank of New York Mellon Corp.	15,841	716,172
The Goldman Sachs Group, Inc.	6,069	1,257,679
The PNC Financial Services Group, Inc.	8,396	1,176,783
U.S. Bancorp	26,892	1,488,203
Wells Fargo & Co.	74,778	3,771,802
Zions Bancorp NA	3,433	152,837

		28,840,568

Beverages — 1.9%
Brown-Forman Corp., Class B	3,179	199,578
Constellation Brands, Inc., Class A	3,166	656,248
Molson Coors Brewing Co., Class B	3,554	204,355
Monster Beverage Corp.*	7,378	428,367
PepsiCo, Inc.	26,012	3,566,245
The Coca-Cola Co.	71,857	3,911,895

		8,966,688

Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc.*	4,262	417,420
Amgen, Inc.	11,165	2,160,539
Biogen, Inc.*	3,409	793,683
Celgene Corp.*	13,137	1,304,504
Corteva, Inc.	13,825	387,100
Gilead Sciences, Inc.	23,828	1,510,219
Illumina, Inc.*	2,717	826,566
Incyte Corp.*	3,306	245,404
Regeneron Pharmaceuticals, Inc.*	1,492	413,881
Vertex Pharmaceuticals, Inc.*	4,768	807,795

		8,867,111

Building Materials — 0.4%
Fortune Brands Home & Security, Inc.	2,768	151,410
Johnson Controls International PLC	14,961	656,638
Martin Marietta Materials, Inc.	1,195	327,549
Masco Corp.	5,522	230,157
Vulcan Materials Co.	2,473	374,017

		1,739,771

Chemicals — 1.9%
Air Products & Chemicals, Inc.	4,089	907,185
Albemarle Corp.	1,944	135,147
Celanese Corp.	2,400	293,496
CF Industries Holdings, Inc.	4,309	212,003
Dow, Inc.	14,140	673,771
DuPont de Nemours, Inc.	13,925	992,992
Eastman Chemical Co.	2,620	193,435

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Chemicals — (continued)
Ecolab, Inc.	4,694	$929,600
FMC Corp.	2,517	220,690
International Flavors & Fragrances, Inc.	1,846	226,486
Linde PLC	10,136	1,963,546
LyondellBasell Industries N.V., Class A	4,721	422,388
PPG Industries, Inc.	4,426	524,525
The Mosaic Co.	6,834	140,097
The Sherwin-Williams Co.	1,513	831,953

		8,667,314

Commercial Services — 2.1%
Alliance Data Systems Corp.	672	86,103
Automatic Data Processing, Inc.	8,170	1,318,802
Cintas Corp.	1,577	422,794
Equifax, Inc.	2,264	318,477
FleetCor Technologies, Inc.*	1,622	465,157
Gartner, Inc.*	1,667	238,364
Global Payments, Inc.	5,413	860,667
H&R Block, Inc.	3,482	82,245
IHS Markit Ltd.*	7,522	503,071
MarketAxess Holdings, Inc.	700	229,250
Moody’s Corp.	3,102	635,383
Nielsen Holdings PLC	6,921	147,071
PayPal Holdings, Inc.*	22,013	2,280,327
Quanta Services, Inc.	2,677	101,191
Robert Half International, Inc.	2,079	115,717
Rollins, Inc.	3,000	102,210
S&P Global, Inc.	4,581	1,122,253
United Rentals, Inc.*	1,505	187,583
Verisk Analytics, Inc.	3,031	479,322

		9,695,987

Computers — 5.5%
Accenture PLC, Class A	11,924	2,293,581
Apple, Inc.	79,196	17,737,528
Cognizant Technology Solutions Corp., Class A	10,180	613,498
DXC Technology Co.	5,058	149,211
Fortinet, Inc.*	2,700	207,252
Hewlett Packard Enterprise Co.	25,058	380,130
HP, Inc.	28,297	535,379
International Business Machines Corp.	16,508	2,400,593
Leidos Holdings, Inc.	2,400	206,112
NetApp, Inc.	4,268	224,113
Seagate Technology PLC	4,610	247,972
Western Digital Corp.	5,482	326,947

		25,322,316

Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	15,981	1,174,763
Coty, Inc., Class A	5,413	56,891
The Estee Lauder Cos., Inc., Class A	4,135	822,658
The Procter & Gamble Co.	46,607	5,796,979

		7,851,291

Distribution & Wholesale — 0.2%
Fastenal Co.	10,581	345,681
Genuine Parts Co.	2,777	276,562

	Number of Shares	Value†

Distribution & Wholesale — (continued)
LKQ Corp.*	5,796	$182,284
W.W. Grainger, Inc.	837	248,715

		1,053,242

Diversified Financial Services — 4.3%
Affiliated Managers Group, Inc.	1,047	87,267
American Express Co.	12,613	1,491,866
Ameriprise Financial, Inc.	2,491	366,426
BlackRock, Inc.	2,216	987,538
Capital One Financial Corp.	8,746	795,711
Cboe Global Markets, Inc.	2,130	244,758
CME Group, Inc.	6,673	1,410,272
Discover Financial Services	6,089	493,757
E*TRADE Financial Corp.	4,776	208,663
Franklin Resources, Inc.	5,190	149,783
Intercontinental Exchange, Inc.	10,437	963,022
Invesco Ltd.	7,349	124,492
Mastercard, Inc., Class A	16,659	4,524,085
Nasdaq, Inc.	2,199	218,471
Raymond James Financial, Inc.	2,349	193,699
Synchrony Financial	11,112	378,808
T. Rowe Price Group, Inc.	4,495	513,554
The Charles Schwab Corp.	21,535	900,809
The Western Union Co.	8,445	195,671
Visa, Inc., Class A	32,237	5,545,086

		19,793,738

Electric — 3.3%
AES Corp.	12,844	209,871
Alliant Energy Corp.	4,403	237,454
Ameren Corp.	4,650	372,232
American Electric Power Co., Inc.	9,157	857,919
CMS Energy Corp.	5,427	347,057
Consolidated Edison, Inc.	6,116	577,779
Dominion Energy, Inc.	14,934	1,210,251
DTE Energy Co.	3,368	447,809
Duke Energy Corp.	13,558	1,299,670
Edison International	6,120	461,570
Entergy Corp.	3,563	418,154
Evergy, Inc.	4,528	301,384
Eversource Energy	5,991	512,051
Exelon Corp.	18,330	885,522
FirstEnergy Corp.	9,503	458,330
NextEra Energy, Inc.	8,983	2,092,949
NRG Energy, Inc.	4,833	191,387
Pinnacle West Capital Corp.	2,115	205,303
PPL Corp.	13,518	425,682
Public Service Enterprise Group, Inc.	9,541	592,305
Sempra Energy	5,104	753,401
The Southern Co.	19,370	1,196,485
WEC Energy Group, Inc.	5,996	570,220
Xcel Energy, Inc.	9,763	633,521

		15,258,306

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	4,285	393,449
Emerson Electric Co.	11,572	773,704

		1,167,153

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Electronics — 1.3%
Agilent Technologies, Inc.	5,919	$453,573
Allegion PLC	1,732	179,522
Amphenol Corp., Class A	5,621	542,426
FLIR Systems, Inc.	2,637	138,680
Fortive Corp.	5,606	384,347
Garmin Ltd.	2,709	229,425
Honeywell International, Inc.	13,366	2,261,527
Keysight Technologies, Inc.*	3,500	340,375
Mettler-Toledo International, Inc.*	474	333,886
PerkinElmer, Inc.	2,050	174,598
TE Connectivity Ltd.	6,342	590,948
Waters Corp.*	1,295	289,083

		5,918,390

Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.	2,048	187,392

Environmental Control — 0.3%
Republic Services, Inc.	4,047	350,268
Waste Management, Inc.	7,220	830,300

		1,180,568

Food — 1.3%
Campbell Soup Co.	2,950	138,414
Conagra Brands, Inc.	8,836	271,089
General Mills, Inc.	11,112	612,493
Hormel Foods Corp.	5,195	227,177
Kellogg Co.	4,499	289,511
Lamb Weston Holdings, Inc.	2,600	189,072
McCormick & Co., Inc.	2,276	355,739
Mondelez International, Inc., Class A	26,979	1,492,478
Sysco Corp.	9,624	764,146
The Hershey Co.	2,607	404,059
The J.M. Smucker Co.	2,060	226,641
The Kraft Heinz Co.	11,656	325,610
The Kroger Co.	15,301	394,460
Tyson Foods, Inc., Class A	5,580	480,661

		6,171,550

Forest Products & Paper — 0.1%
International Paper Co.	7,487	313,106

Gas — 0.2%
Atmos Energy Corp.	2,100	239,169
CenterPoint Energy, Inc.	9,144	275,966
NiSource, Inc.	6,920	207,046

		722,181

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,093	171,098
Stanley Black & Decker, Inc.	2,871	414,601

		585,699

Healthcare Products — 3.7%
Abbott Laboratories	32,985	2,759,855

	Number of Shares	Value†

Healthcare Products — (continued)
ABIOMED, Inc.*	833	$148,182
Align Technology, Inc.*	1,380	249,670
Baxter International, Inc.	9,575	837,525
Becton Dickinson & Co.	5,024	1,270,871
Boston Scientific Corp.*	25,871	1,052,691
DENTSPLY SIRONA, Inc.	4,008	213,667
Edwards Lifesciences Corp.*	3,855	847,753
Henry Schein, Inc.*	2,784	176,784
Hologic, Inc.*	5,002	252,551
IDEXX Laboratories, Inc.*	1,641	446,237
Intuitive Surgical, Inc.*	2,147	1,159,230
Medtronic PLC	25,065	2,722,560
ResMed, Inc.	2,704	365,337
Stryker Corp.	6,017	1,301,477
Teleflex, Inc.	800	271,800
The Cooper Cos., Inc.	940	279,180
Thermo Fisher Scientific, Inc.	7,507	2,186,564
Varian Medical Systems, Inc.*	1,751	208,527
Zimmer Biomet Holdings, Inc.	3,888	533,706

		17,284,167

Healthcare Services — 1.8%
Anthem, Inc.	4,804	1,153,440
Centene Corp.*	7,798	337,342
DaVita, Inc.*	1,891	107,919
HCA Healthcare, Inc.	5,048	607,880
Humana, Inc.	2,509	641,476
IQVIA Holdings, Inc.*	3,417	510,431
Laboratory Corp. of America Holdings*	1,818	305,424
Quest Diagnostics, Inc.	2,587	276,887
UnitedHealth Group, Inc.	17,724	3,851,780
Universal Health Services, Inc., Class B	1,596	237,405
WellCare Health Plans, Inc.*	900	233,253

		8,263,237

Home Builders — 0.2%
D.R. Horton, Inc.	6,401	337,397
Lennar Corp., Class A	5,261	293,827
NVR, Inc.*	60	223,041
PulteGroup, Inc.	4,642	169,665

		1,023,930

Home Furnishings — 0.0%
Whirlpool Corp.	1,130	178,947

Household Products & Wares — 0.4%
Avery Dennison Corp.	1,601	181,826
Church & Dwight Co., Inc.	4,518	339,934
Kimberly-Clark Corp.	6,491	922,046
The Clorox Co.	2,410	366,007

		1,809,813

Housewares — 0.0%
Newell Brands, Inc.	6,989	130,834

Insurance — 4.1%
Aflac, Inc.	14,057	735,462
American International Group, Inc.	16,229	903,955

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Insurance — (continued)
Aon PLC	4,362	$844,352
Arthur J. Gallagher & Co.	3,515	314,839
Assurant, Inc.	1,127	141,799
Berkshire Hathaway, Inc., Class B*	36,619	7,617,484
Chubb Ltd.	8,553	1,380,796
Cincinnati Financial Corp.	2,844	331,810
Everest Re Group Ltd.	725	192,915
Globe Life, Inc.	1,873	179,359
Lincoln National Corp.	3,830	231,026
Loews Corp.	4,951	254,878
Marsh & McLennan Cos., Inc.	9,525	952,976
MetLife, Inc.	14,927	703,957
Principal Financial Group, Inc.	4,871	278,329
Prudential Financial, Inc.	7,397	665,360
The Allstate Corp.	6,055	658,057
The Hartford Financial Services Group, Inc.	6,628	401,723
The Progressive Corp.	11,025	851,681
The Travelers Cos., Inc.	4,936	733,934
Unum Group	4,002	118,940
Willis Towers Watson PLC	2,441	471,040

		18,964,672

Internet — 9.0%
Alphabet, Inc., Class A*	5,580	6,813,961
Alphabet, Inc., Class C*	5,643	6,878,817
Amazon.com, Inc.*	7,745	13,444,623
Booking Holdings, Inc.*	790	1,550,462
CDW Corp.	2,700	332,748
eBay, Inc.	14,511	565,639
Expedia Group, Inc.	2,623	352,557
F5 Networks, Inc.*	1,163	163,308
Facebook, Inc., Class A*	44,932	8,001,491
Netflix, Inc.*	8,171	2,186,723
Symantec Corp.	10,216	241,404
TripAdvisor, Inc.*	1,994	77,128
Twitter, Inc.*	13,731	565,717
VeriSign, Inc.*	1,984	374,242

		41,548,820

Iron & Steel — 0.1%
Nucor Corp.	5,697	290,034

Leisure Time — 0.2%
Carnival Corp.	7,299	319,039
Harley-Davidson, Inc.	2,878	103,522
Norwegian Cruise Line Holdings Ltd.*	4,185	216,658
Royal Caribbean Cruises Ltd.	3,270	354,239

		993,458

Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	5,343	497,487
Marriott International, Inc., Class A	5,023	624,710
MGM Resorts International	9,411	260,873
Wynn Resorts Ltd.	1,824	198,305

		1,581,375

	Number of Shares	Value†

Machinery—Construction & Mining — 0.3%
Caterpillar, Inc.	10,447	$1,319,561

Machinery - Diversified — 0.7%
Cummins, Inc.	2,758	448,644
Deere & Co.	5,869	989,983
Flowserve Corp.	2,355	110,002
IDEX Corp.	1,400	229,432
Rockwell Automation, Inc.	2,127	350,529
Roper Technologies, Inc.	1,964	700,362
Wabtec Corp.	2,994	215,149
Xylem, Inc.	3,356	267,205

		3,311,306

Media — 2.3%
CBS Corp., Class B	5,876	237,214
Charter Communications, Inc., Class A*	3,032	1,249,548
Comcast Corp., Class A	84,743	3,820,214
Discovery, Inc., Class A*	2,889	76,934
Discovery, Inc., Class C*	6,876	169,287
DISH Network Corp., Class A*	4,352	148,273
Fox Corp., Class A	6,568	207,122
Fox Corp., Class B	3,120	98,405
News Corp., Class A	7,615	106,001
News Corp., Class B	2,500	35,737
The Walt Disney Co.	33,530	4,369,630
Viacom, Inc., Class B	6,606	158,742

		10,677,107

Mining — 0.2%
Freeport-McMoRan, Inc.	27,831	266,343
Newmont Goldcorp Corp.	15,477	586,888

		853,231

Miscellaneous Manufacturing — 1.8%
3M Co.	10,813	1,777,657
A.O. Smith Corp.	2,818	134,447
Danaher Corp.	11,752	1,697,341
Dover Corp.	2,703	269,111
Eaton Corp. PLC	7,862	653,725
General Electric Co.	163,504	1,461,726
Illinois Tool Works, Inc.	5,444	851,932
Ingersoll-Rand PLC	4,528	557,895
Leggett & Platt, Inc.	2,436	99,730
Parker-Hannifin Corp.	2,393	432,200
Pentair PLC	2,783	105,197
Textron, Inc.	4,198	205,534

		8,246,495

Office & Business Equipment — 0.0%
Xerox Holdings Corp.	3,886	116,230

Oil & Gas — 3.7%
Apache Corp.	7,042	180,275
Cabot Oil & Gas Corp.	7,932	139,365
Chevron Corp.	35,531	4,213,977
Cimarex Energy Co.	1,861	89,216
Concho Resources, Inc.	3,754	254,897
ConocoPhillips	20,601	1,173,845

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Oil & Gas — (continued)
Devon Energy Corp.	7,598	$182,808
Diamondback Energy, Inc.	2,900	260,739
EOG Resources, Inc.	10,730	796,381
Exxon Mobil Corp.	78,794	5,563,644
Helmerich & Payne, Inc.	1,976	79,178
Hess Corp.	4,866	294,296
HollyFrontier Corp.	2,881	154,537
Marathon Oil Corp.	15,667	192,234
Marathon Petroleum Corp.	12,474	757,796
Noble Energy, Inc.	8,864	199,085
Occidental Petroleum Corp.	16,668	741,226
Phillips 66	8,412	861,389
Pioneer Natural Resources Co.	3,164	397,936
Valero Energy Corp.	7,621	649,614

		17,182,438

Oil & Gas Services — 0.4%
Baker Hughes a GE Co.	10,034	232,789
Halliburton Co.	16,069	302,900
National Oilwell Varco, Inc.	7,110	150,732
Schlumberger Ltd.	25,641	876,153
TechnipFMC PLC	7,506	181,195

		1,743,769

Packaging and Containers — 0.3%
Amcor PLC	29,432	286,962
Ball Corp.	6,325	460,523
Packaging Corp. of America	1,747	185,357
Sealed Air Corp.	2,786	115,647
Westrock Co.	5,037	183,599

		1,232,088

Pharmaceuticals — 5.5%
AbbVie, Inc.	27,728	2,099,564
Allergan PLC	6,152	1,035,320
AmerisourceBergen Corp.	2,907	239,333
Bristol-Myers Squibb Co.	30,496	1,546,452
Cardinal Health, Inc.	5,709	269,408
Cigna Corp.	7,094	1,076,798
CVS Health Corp.	24,283	1,531,529
Eli Lilly & Co.	15,804	1,767,361
Johnson & Johnson	49,274	6,375,070
McKesson Corp.	3,555	485,826
Merck & Co., Inc.	47,762	4,020,605
Mylan N.V.*	9,842	194,675
Nektar Therapeutics*	3,300	60,110
Perrigo Co. PLC	2,383	133,186
Pfizer, Inc.	103,524	3,719,618
Zoetis, Inc.	8,870	1,105,113

		25,659,968

Pipelines — 0.4%
Kinder Morgan, Inc.	36,657	755,501
ONEOK, Inc.	7,766	572,276
The Williams Cos., Inc.	22,402	538,992

		1,866,769

	Number of Shares	Value†

Real Estate — 0.1%
CBRE Group, Inc., Class A*	5,684	$301,309

Retail — 5.7%
Advance Auto Parts, Inc.	1,336	220,974
AutoZone, Inc.*	460	498,925
Best Buy Co., Inc.	4,363	301,003
CarMax, Inc.*	3,183	280,104
Chipotle Mexican Grill, Inc.*	468	393,340
Copart, Inc.*	3,700	297,221
Costco Wholesale Corp.	8,222	2,368,840
Darden Restaurants, Inc.	2,303	272,261
Dollar General Corp.	4,738	753,058
Dollar Tree, Inc.*	4,358	497,509
Kohl’s Corp.	3,093	153,598
L Brands, Inc.	4,435	86,882
Lowe’s Cos., Inc.	14,312	1,573,748
Macy’s, Inc.	5,639	87,630
McDonald’s Corp.	14,123	3,032,349
Nordstrom, Inc.	1,856	62,492
O’Reilly Automotive, Inc.*	1,407	560,704
Ross Stores, Inc.	6,917	759,832
Starbucks Corp.	22,279	1,969,909
Target Corp.	9,525	1,018,318
The Gap, Inc.	4,382	76,072
The Home Depot, Inc.	20,388	4,730,424
The TJX Cos., Inc.	22,689	1,264,685
Tiffany & Co.	2,105	194,986
Tractor Supply Co.	2,334	211,087
Ulta Beauty, Inc.*	1,059	265,438
Walgreens Boots Alliance, Inc.	14,360	794,252
Walmart, Inc.	26,449	3,138,967
Yum! Brands, Inc.	5,781	655,739

		26,520,347

Savings & Loans — 0.0%
People’s United Financial, Inc.	7,929	123,970

Semiconductors — 3.9%
Advanced Micro Devices, Inc.*	20,358	590,178
Analog Devices, Inc.	6,873	767,920
Applied Materials, Inc.	17,443	870,406
Broadcom, Inc.	7,399	2,042,642
Intel Corp.	82,650	4,258,955
IPG Photonics Corp.*	667	90,445
KLA Corp.	2,978	474,842
Lam Research Corp.	2,663	615,446
Maxim Integrated Products, Inc.	5,100	295,341
Microchip Technology, Inc.	4,518	419,767
Micron Technology, Inc.*	20,501	878,468
NVIDIA Corp.	11,425	1,988,750
Qorvo, Inc.*	2,141	158,734
QUALCOMM, Inc.	22,605	1,724,309
Skyworks Solutions, Inc.	3,287	260,495
Texas Instruments, Inc.	17,342	2,241,280
Xilinx, Inc.	4,773	457,731

		18,135,709

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	814	$172,397

Software — 7.9%
Activision Blizzard, Inc.	14,248	754,004
Adobe, Inc.*	9,022	2,492,327
Akamai Technologies, Inc.*	3,053	278,983
ANSYS, Inc.*	1,561	345,543
Autodesk, Inc.*	4,059	599,514
Broadridge Financial Solutions, Inc.	2,226	276,981
Cadence Design Systems, Inc.*	5,270	348,242
Cerner Corp.	6,100	415,837
Citrix Systems, Inc.	2,355	227,305
Electronic Arts, Inc.*	5,568	544,662
Fidelity National Information Services, Inc.	11,430	1,517,447
Fiserv, Inc.*	10,605	1,098,572
Intuit, Inc.	4,842	1,287,681
Jack Henry & Associates, Inc.	1,500	218,955
Microsoft Corp.	142,355	19,791,616
MSCI, Inc.	1,622	353,190
Oracle Corp.	41,288	2,272,079
Paychex, Inc.	5,905	488,757
salesforce.com, Inc.*	16,447	2,441,393
Synopsys, Inc.*	2,823	387,457
Take-Two Interactive Software, Inc.*	2,094	262,462

		36,403,007

Telecommunications — 3.4%
Arista Networks, Inc.*	1,000	238,920
AT&T, Inc.	136,582	5,168,263
CenturyLink, Inc.	17,313	216,066
Cisco Systems, Inc.	79,187	3,912,630
Corning, Inc.	14,700	419,244
Juniper Networks, Inc.	6,771	167,582
Motorola Solutions, Inc.	3,041	518,217
T-Mobile US, Inc.*	6,000	472,620
Verizon Communications, Inc.	77,151	4,656,834

		15,770,376

Textiles — 0.0%
Mohawk Industries, Inc.*	1,128	139,951

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,209	262,186

Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	2,589	219,495
CSX Corp.	14,358	994,579
Expeditors International of Washington, Inc.	3,212	238,620
FedEx Corp.	4,534	660,014
J.B. Hunt Transport Services, Inc.	1,592	176,155
Kansas City Southern	1,876	249,527
Norfolk Southern Corp.	4,920	883,927
Union Pacific Corp.	13,177	2,134,410
United Parcel Service, Inc., Class B	13,105	1,570,241

		7,126,968

	Number of Shares	Value†

Water — 0.1%
American Water Works Co., Inc.	3,396	$421,885

TOTAL COMMON STOCKS (Cost $202,737,628)		446,393,759

REAL ESTATE INVESTMENT TRUSTS — 3.1%

Apartments — 0.5%
Apartment Investment & Management Co., Class A	2,663	138,849
AvalonBay Communities, Inc.	2,638	568,041
Equity Residential	6,409	552,840
Essex Property Trust, Inc.	1,233	402,760
Mid-America Apartment Communities, Inc.	2,116	275,101
UDR, Inc.	5,105	247,490

		2,185,081

Building & Real Estate — 0.1%
Realty Income Corp.	5,734	439,683

Commercial Services — 0.0%
Iron Mountain, Inc.	5,224	169,205

Diversified — 1.0%
American Tower Corp.	8,289	1,832,946
Crown Castle International Corp.	7,785	1,082,193
Digital Realty Trust, Inc.	3,833	497,562
Duke Realty Corp.	6,867	233,272
SBA Communications Corp.	2,090	504,003
Vornado Realty Trust	2,813	179,104
Weyerhaeuser Co.	13,648	378,050

		4,707,130

Healthcare — 0.3%
HCP, Inc.	9,163	326,477
Ventas, Inc.	6,860	500,986
Welltower, Inc.	7,612	690,028

		1,517,491

Hotels & Resorts — 0.1%
Host Hotels & Resorts, Inc.	14,025	242,492

Industrial — 0.2%
Prologis, Inc.	11,680	995,370

Office Property — 0.2%
Alexandria Real Estate Equities, Inc.	2,110	325,024
Boston Properties, Inc.	2,616	339,191
SL Green Realty Corp.	1,608	131,454

		795,669

Regional Malls — 0.2%
Simon Property Group, Inc.	5,687	885,181
The Macerich Co.	2,223	70,225

		955,406

Storage & Warehousing — 0.2%
Extra Space Storage, Inc.	2,412	281,770

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)

Storage & Warehousing — (continued)
Public Storage	2,838	$696,076

		977,846

Strip Centers — 0.1%
Federal Realty Investment Trust	1,233	167,861
Kimco Realty Corp.	8,160	170,381
Regency Centers Corp.	3,253	226,051

		564,293

Telecommunications — 0.2%
Equinix, Inc.	1,565	902,692

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,568,655)		14,452,358

SHORT-TERM INVESTMENTS — 0.5%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.860%) (Cost $2,144,198)	2,144,198	2,144,198

TOTAL INVESTMENTS — 99.9% (Cost $213,450,481)		462,990,315
Other Assets & Liabilities — 0.1%		407,201

TOTAL NET ASSETS — 100.0%		$463,397,516

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

NA — National Association.

PLC — Public Limited Company.

Open futures contracts held by the Fund at September 30, 2019 were as follows:

Futures Contracts:

Type	Futures Contract	Expiration Date	Number of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Buy/Long	E-Mini S&P 500 Index	12/20/2019	24	50	$2,979	$3,574,200	$—	$(33,302)

Total							$—	$(33,302)

Summary of inputs used to value the Fund’s investments as of 9/30/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
COMMON STOCKS	$446,393,759	$446,393,759	$—	$—
REAL ESTATE INVESTMENT TRUSTS	14,452,358	14,452,358	—	—
SHORT-TERM INVESTMENTS	2,144,198	2,144,198	—	—

TOTAL INVESTMENTS	$462,990,315	$462,990,315	$—	$—

LIABILITIES TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
OTHER FINANCIAL INSTRUMENTS(1)
Futures Contracts	$(33,302)	$(33,302)	$—	$—

TOTAL LIABILITIES -OTHER FINANCIAL INSTRUMENTS	$(33,302)	$(33,302)	$—	$—

(1)      Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It is the Fund’s practice to recognize transfers in and transfers out of the fair value hierarchy as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.